DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Depreciation and amortization	$ 519,380	$ 407,422	$ 421,551
Wages and salaries	628,093	602,936	542,981
Total	3,910,378	3,722,749	3,574,532
Total	586,873	556,805	523,300
Fees (legal and technical advisors)	5,465	3,832	3,882
Maintenance and repair	1,287	430	3,739
Total	554,038	561,284	521,294
Cost Of Sales [Member]
Statement [Line Items]
Timber	879,583	691,129	725,114
Forestry labor costs	547,749	672,233	631,276
Depreciation and amortization	409,442	377,557	389,847
Depreciation for right of use	64,434	0	0
Maintenance costs	294,853	280,715	262,764
Chemical costs	557,074	560,241	517,478
Sawmill Services	140,220	140,106	109,776
Other Raw Materials	236,250	228,701	188,874
Other Indirect costs	149,853	185,424	178,447
Energy and fuel	212,655	207,712	186,041
Cost of electricity	34,871	34,301	42,008
Wages and salaries	383,394	344,630	342,907
Total	3,910,378	3,722,749	3,574,532
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	1,792	0	0
Selling costs	38,097	39,402	39,175
Commissions	13,573	14,629	14,880
Insurance	4,405	4,266	3,620
Provision for doubtful accounts	981	3,144	(245)
Other selling costs	19,138	17,363	20,920
Shipping and freight costs	548,776	517,403	484,125
Port services	36,145	28,064	30,996
Freights	472,542	440,886	409,801
Other shipping and freight costs (internation, warehousing, stowage, customs and other costs)	38,297	48,453	43,328
Total	586,873	556,805	523,300
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	29,412	27,879	28,210
Depreciation for right of use	10,775	0	0
Wages and salaries	229,224	247,927	218,720
Insurance	19,825	15,538	17,122
Marketing, advertising, promotion and publications expenses	18,127	12,650	10,046
Computer services	34,931	27,434	27,193
Lease rentals (offices, other property and vehicles)	7,038	14,249	14,195
Donations, contributions, scholarships	9,980	13,952	12,772
Fees (legal and technical advisors)	47,889	51,039	43,107
Property taxes, city permits and rights	16,371	17,645	17,281
Cleaning services, security services and transportation	22,959	24,089	25,153
Third-party variable services (maneuvers, logistics)	40,432	43,573	46,097
Basic services	9,537	9,467	8,423
Maintenance and repair	7,238	6,973	5,579
Seminars, courses, training materials	3,091	3,117	2,526
Other administration expenses (travels, clothing and safety equipment, enviromental expenses, audits and others)	47,209	45,752	44,870
Total	$ 554,038	$ 561,284	$ 521,294